Contract Liabilities	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

9. CONTRACT LIABILITIES

The movement of contract liabilities consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Balance at beginning of the year	152,541	45,920
Additions	248,146	545,141
Recognized as revenues during the year	(354,547)	(277,036)
Exchange realignment	(220)	1,386
Balance at end of year	45,920	315,411